Shareholders' Equity - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 22, 2015	Jul. 15, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Ordinary shares, shares outstanding			43,079,320	41,852,928
Treasury stock, shares			5,410,773	5,410,773
Options to purchase, shares outstanding			1,500,864	2,657,388
Exercise price of options awarded			Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant.
Equity remuneration plans			vest as to 50% after two years from the date of grant, 75% after three years and 100% after four years and generally expire in connection with the termination of a grantee’s employment or services
Compensation cost charged against income			$ 3,816,000	$ 3,192,000	$ 3,182,000
Dividend yield assumed			$ 0
Aggregate intrinsic value			22.13
Weighted average grant date fair value of employee options			$ 4.89	$ 4.38	$ 3.67
Total intrinsic value			$ 9,900,000	$ 4,800,000	$ 2,400,000
Dividend yield			0.00%	0.00%	0.00%
Expected life			4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility			29.70%	30.70%	34.20%
Risk free interest rate			1.50%	1.50%	1.50%
Total unrecognized compensation cost related to non-vested employee options			$ 1,200,000
Compensation cost, recognition period			4 years
Total unrecognized compensation cost related to non-vested non-employee options			$ 100,000
Cash dividends on retained earnings			$ 361,000,000
Non Employee [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding			47,948	55,080
Weighted average grant date fair value of employee options			$ 7.34	$ 5.91	$ 6.25
Total intrinsic value			$ 168,300	$ 29,300	$ 50,800
Maximum [Member]
Class of Stock [Line Items]
Expiration period of options			10 years
Tax on dividend received			25.00%
Minimum [Member]
Class of Stock [Line Items]
Expiration period of options			7 years
Tax on dividend received			15.00%
Equity Awards [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding, vested			1,084,298
Ordinary shares available for future equity awards			1,124,571
Ordinary shares outstanding			2,465,071
Compensation cost charged against income			$ 3,800,000	$ 3,100,000	$ 3,000,000
Restricted Stock [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding			0	1,608
Weighted average grant date fair value of employee restricted shares awarded				$ 15.61	$ 12.11
Total fair value of employee restricted shares vested			$ 30,000	$ 50,000	$ 100,000
Vested, Number			1,608
Restricted Stock Units RSUs [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding			666,493	434,054
Weighted average grant date fair value of employee restricted shares awarded			$ 18.59	$ 15.56	$ 11.95
Total intrinsic value of employee RSUs			$ 2,800,000	$ 2,400,000	$ 1,000,000
Total unrecognized compensation cost related to non-vested employee RSUs			$ 8,900,000
Vested, Number			151,792
Restricted Stock Units RSUs [Member] | Non Employee [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding			13,334	6,501
Weighted average grant date fair value of employee restricted shares awarded			$ 18.42	$ 15.57	$ 11.93
Dividend yield			0.00%	0.00%	0.00%
Expected life			7 years	7 years	7 years
Expected volatility			37.20%	37.70%	38.70%
Risk free interest rate			1.50%	1.50%	1.50%
Vested, Number			2,802	2,917	1,834
2000 Plan [Member]
Class of Stock [Line Items]
Expiration date			Jun. 04, 2015
Options to purchase, shares outstanding			1,548,812
Options to purchase, shares outstanding, vested			847,866
Ordinary shares available for future equity awards			0
2010 Plan [Member]
Class of Stock [Line Items]
Ordinary shares available for future equity awards			102,946
Equity Plan Termination		Jul. 14, 2020
Ordinary Shares subject to awards			250,000
2010 Plan [Member] | Non Performance Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding			248,863
2010 Plan [Member] | Performance Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Non-performance-based RSU, outstanding			77,589
2015 Plan [Member]
Class of Stock [Line Items]
Expiration date	Jun. 21, 2025
Ordinary shares available for future equity awards			1,021,625
Non-performance-based RSU, outstanding			353,375
Ordinary shares, shares outstanding			9.50%
2015 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Ordinary Shares, held by the company			1,375,000
Orbotech Ltd. [Member]
Class of Stock [Line Items]
Treasury stock, shares			1,993,918
Subsidiaries [Member]
Class of Stock [Line Items]
Treasury stock, shares			3,416,855